Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

14. Related Party Transactions

The Partnership has the following balances with related parties which are included in the consolidated statements of financial position:

	As of December 31,
	2022	2023
Amounts due from related parties
Due from GasLog LNG Services (a)	—	1,803
Due from GasLog (b)	—	13,492
Total	—	15,295

	As of
	December 31,
	2022	2023
Amounts due to related parties
Due to GasLog LNG Services(a)	1,364	—
Due to GasLog (b)	1,509	—
Total	2,873	—
(a)	The balance for the year ended December 31, 2023 represents mainly cash advanced by the Partnership to GasLog LNG Services. The balance for the year ended December 31, 2022 represents mainly payments made by GasLog LNG Services on behalf of the Partnership.
(b)	The balance for the year ended December 31, 2023 represents mainly cash advanced by the Partnership to GasLog. The balance for the year ended December 31, 2022 represents mainly payments made by GasLog on behalf of the Partnership.

In the year ended December 31, 2023, the Partnership acquired vessel depot spares from GasLog for an amount of $1,705 ($1,523 in the year ended December 31, 2022, $1,370 in the year ended December 31, 2021) (Note 3).

The Partnership had the following transactions with related parties for the years ended December 31, 2021, 2022 and 2023:

Company	Details	Account	2021	2022	2023
GasLog LNG Services	Commercial management fee (i)	General and administrative expenses	5,400	4,610	4,890
GasLog	Administrative services fee (ii)	General and administrative expenses	4,708	8,513	8,996
GasLog LNG Services	Management fees (iii)	Vessel operating costs	7,728	6,498	6,300
GasLog LNG Services	Other vessel operating costs	Vessel operating costs	30	28	49
GasLog	Commitment fee under Sponsor Credit Facility (Note 7)	Financial costs	304	68	—
GasLog	Realized loss on interest rate swaps held for trading (Note 18)	Gain on derivatives	4,586	1,347	—
(i)	Commercial Management Agreements

The vessel-owning subsidiaries of GasLog Partners had entered into commercial management agreements with GasLog (collectively, the “Commercial Management Agreements”), pursuant to which GasLog provided certain commercial management services, including chartering services, consultancy services on market issues and invoicing and collection of hire payables, to the Partnership. The annual commercial management fee under the agreements was $360 for each vessel payable quarterly in advance in lump sum amounts. Effective July 21, 2020, October 1, 2020 and November 1, 2020, the commercial management agreements between the vessel - owning entities and GasLog were novated to GasLog LNG Services as the provider of commercial management services. Beginning January 1, 2022, the annual commercial management fee changed from a fixed annual amount to a fixed commission of 1.25% on the annual gross charter revenues of each vessel, which will continue to be payable monthly in advance.

(ii)	Administrative Services Agreement

The Partnership has entered into an administrative services agreement (the “Administrative Services Agreement”) with GasLog, pursuant to which GasLog will provide certain management and administrative services. The services provided under the Administrative Services Agreement are provided as the Partnership may direct, and include bookkeeping, audit, legal, insurance, administrative, clerical, banking, financial, advisory, client and investor relations services. The Administrative Services Agreement will continue indefinitely until terminated by the Partnership upon 90 days’ notice for any reason in the sole discretion of the Partnership’s board of directors. For the years ended December 31, 2021, 2022 and 2023, the annual service fee was $314, $579 and $643 per vessel per year, respectively.

(iii)	Ship Management Agreements

Each of the vessel owning subsidiaries of GasLog Partners has entered into a ship management agreement and subsequent amendments (collectively, the “Ship Management Agreements”) under which the vessel owning subsidiaries pay a management fee of $46 per month to the Manager and reimburse the Manager for all expenses incurred on their behalf and contain clauses for decreased management fees in case of a vessel’s lay-up. The management fees are subject to an annual adjustment, agreed between the parties in good faith, on the basis of general inflation and proof of increases in actual costs incurred by the Manager. Each Ship Management Agreement continues indefinitely until terminated by either party. With effect from January 1, 2022, the management fee was changed to $37.5 per vessel per month. In April 2022, GAS-eight Ltd. entered into a similar management agreement for the Solaris, previously managed by a subsidiary of Shell plc (“Shell”).

●	Omnibus Agreement

On May 12, 2014, the Partnership entered into an omnibus agreement with GasLog, our general partner and certain of our other subsidiaries. On July 21, 2023, the Board approved the termination of the Omnibus Agreement with GasLog, its general partner and certain other subsidiaries. The omnibus agreement governed among other things (i) when and the extent to which the Partnership and GasLog would compete against each other, (ii) the time and the value at which the Partnership would exercise the right to purchase certain offered vessels by GasLog, (iii) certain rights of first offer granted to GasLog to purchase any of its vessels on charter for less than five full years from the Partnership and vice versa and (iv) GasLog’s provisions of certain indemnities to the Partnership.

●	Merger Agreement

For details on the Merger Agreement with GasLog, refer to Note 1.